UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

Semi-Annual Report

JUNE 30, 2012

Copyright © 2012 Jordan Opportunity Fund

Table of Contents

A Message to Our Shareholders	2
Sector Allocation	5
Expense Example	5
Performance Chart and Analysis	7
Schedule of Investments	9
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Additional Information	24

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2012

Dear Fellow Shareholder:

Performance during the first 2 quarters of 2012 was positive for the Jordan Opportunity Fund.  Through the first half of 2012, the S&P 500® Index was  up 9.49% and the Fund was up 7.83%.*  Coming off a lackluster year for equities in 2011, the markets gained significant ground in the first quarter, with double-digit gains in many global indexes.  This abruptly ended in May, sending stocks into a violent correction and affirming the maxim “Sell in May and Go Away”.  New fears of a European debt crisis, coupled with a decline in U.S. economic momentum helped fuel this 2nd quarter sell off.

The Fund had entered 2012 with a cautiously positive outlook, believing historical precedents and cyclical forces gripping investors would abate, yielding a strong year for U.S. growth stocks.  Our outlook for the second half of the year hasn’t changed, as we believe policy makers will be forced to aggressively stimulate growth and likely delay some of the planned tax increases and spending cuts due at year end.  It is our belief that there will be a significant advance in the stock market later in the second half of the year, and we hope the Fund gains further traction during the remainder of the year.

An area that added positive performance to the Fund during the first half of 2012 was our Tech/Mobile Computing theme.  Apple (AAPL) was the “king” of the first half, gaining over 45% during the first 2 quarters.  Another strong contributor in the space was Ebay Inc. (EBAY), gaining a respectable 39% during the period.  Although we have reduced exposure in this theme over the past few months, mostly after significant rallies in several large positions (such as AAPL) warranted cut-backs, we continue to hold positions in primary beneficiaries of the proliferation of mobile computing, including leaders in mobile devices, payments, and advertising (AAPL, GOOG, EBAY, QCOM).  We continue to favor the valuations and secular appeal of the strongest companies within mobile computing and ecommerce, due to their multi-year growth opportunities that will be relatively unchanged despite near-term economic headwinds.

Media and lodging companies were also positive themes for the Fund in the first half of 2012.  Companies such as Marriott International (MAR), Wyndham Worldwide (WYN), Disney (DIS) and Discovery Communications (DISCA) were all positive drivers for the period.  After reducing exposure to the consumer discretionary sector in the first quarter, we have recently added back to our positions in media and lodging companies.  While the outlook for the economy is still uncertain, a deceleration in

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
JUNE 30, 2012

growth should have a much more muted impact on the industries with the strongest supply/demand dynamics.  Our “kings of content” media companies continue to benefit from having the most sought-after video libraries for consumption on smartphones, tablets, etc.  While new venues and distributors of this content continue to emerge, there will not be any new major movie studios or broadcast networks emerging anytime soon.  A lack of new supply is also benefiting the lodging industry, as hotels continue to hold pricing power (even as occupancy rate increases begin to slow).  Lower levels of capital spending and strong pricing has led to higher levels of cash flow, and many lodging companies are responding with increased share buybacks or dividends.  We believe this combination should remain attractive in either a sluggish or accelerating economic growth environment.

Energy was the worst performing group in the first half of the year, largely due to the unexpected 30% decline in oil prices as production surprised to the upside, demand to the downside, and long speculators were washed out of the market.  Companies such as National Oilwell Varco (NOV), Ensco (ESV), and Schlumberger (SLB) were all primary detractors to the Fund in the first half.  We have reduced positions in our oil service and E&P companies with the most exposure to the North American market, where margins have the most potential downside through the rest of the year.

Two areas that the Fund has recently added are healthcare and consumer staples.  Companies such as Baxter International (BAX), Glaxo Smith Kline (GSK), and Colgate Palmolive (CL) all have strong balance sheets and can continue to increase share repurchases and dividends as they spend accumulated cash and (in some cases) increase debt from current low levels.  We remain positive on these stocks for their defensive characteristics and potential for meaningful appreciation through earnings growth, multiple expansion, and returns of capital.

As we head into the 2nd half of 2012, we believe that the Fund is well-positioned to outperform.  Earnings outlooks for the vast majority of our holdings continue to be positive, and we expect the investment climate for equities to improve materially as Europe continues to work through its debt crisis.  Our outlook for the remainder of the year is encouraging, with significant potential for appreciation in our favored themes and sectors.

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
JUNE 30, 2012

Please feel free to contact us, or visit our website, www.jordanopportunity.com, if you have any comments or questions.

Sincerely,

Gerald R. Jordan
President & Portfolio Manager

*Fund performance data quoted represents past performance and is no guarantee of future results.  For additional performance information and related disclosure please refer to the Performance Chart and Analysis section on page 7.

Must be preceded or accompanied by a prospectus.

The views in this report were those of the Fund manager as of June 30, 2012 and may not reflect his views on the date this report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small- and medium-sized company risk, interest rate risk, high yield bond and foreign securities risk, and lastly, the Fund may use derivatives such as options to increase its exposure to certain securities.  Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Short selling is the selling of a security that the seller does not own, or any sale that is completed by the delivery of a security borrowed by the seller.  Short sellers assume that they will be able to buy the stock at a lower amount than the price at which they sold short.  Value stocks emphasize companies whose growth opportunities are generally regarded as sub par by the market.  Value stock companies often pay regular dividend income to shareholders and sell at relatively low prices in relation to their earnings or book value.  Growth stocks emphasize companies that are believed to offer above-average prospects for capital growth due to their strong earnings and revenue potential.  Growth stocks tend to offer relatively low dividend yields.

Cash Flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

The S&P 500® Index is an index of 500 large capitalization companies selected by Standard & Poor Corporation.  One cannot directly invest in an index.

JORDAN OPPORTUNITY FUND
SECTOR ALLOCATION
JUNE 30, 2012 (Unaudited)

Sector Allocation	Percent of Net Assets
Consumer Discretionary	23.1%
Money Market Fund	15.4%
Information Technology	15.3%
Health Care	14.6%
Financials	12.5%
Energy	11.6%
Consumer Staples	6.6%
Industrials	2.2%
Options	0.1%
Liabilities in Excess of Other Assets	(1.4)%
Net Assets	100.0%

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

As a shareholder of the Jordan Opportunity Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is

JORDAN OPPORTUNITY FUND
EXPENSE EXAMPLE (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2012 –
	January 1, 2012	June 30, 2012	June 30, 2012*
Actual	$1,000	$1,078	$7.23
Hypothetical (5% return
before expenses)	$1,000	$1,018	$7.02

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.40% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year).

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2012 (Unaudited)

Jordan Opportunity Fund vs. S&P 500® Index

Average Annual Total	One	Five	Ten
Return on 6/30/12	Year	Year	Year
Jordan Opportunity Fund	(1.04)%	2.02%	7.70%
S&P 500® Index	5.45%	0.22%	5.33%

Cumulative Performance Comparison

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Fund, including reinvestment of dividends and distributions, compared with a broad based securities market index, for 10 years ending June 30, 2012.  The S&P 500® Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends.  One cannot invest directly in an index.

On January 21, 2005, a limited partnership managed by Hellmann, Jordan Management Co., Inc., the Fund’s sub-adviser, reorganized into the Fund.  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The Fund’s performance for periods prior to January 2005 is that of the limited partnership.  The limited partnership’s expenses during the periods presented were higher than the Fund’s expense ratio.  The limited partnership was not registered under the Investment Company Act of 1940 Act (“1940 Act”) and was not subject to certain

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS (Continued)
JUNE 30, 2012 (Unaudited)

investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk such as non-diversification risk, concentration risk, small- and medium-sized company risk, interest rate risk, high yield bond and foreign securities risk, and lastly, the Fund may use derivatives such as options to increase its exposure to certain securities. Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling (800) 441-7013.

The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS – 85.9%

Beverages – 3.1%
26,482	The Coca Cola Co.	$2,070,627

Biotechnology – 1.0%
10,195	Celgene Corp. (a)	654,111

Commercial Banks – 7.9%
43,369	BB&T Corp.	1,337,934
100,550	Fifth Third Bancorp	1,347,370
172,401	KeyCorp	1,334,384
21,920	PNC Financial
	Services Group, Inc.	1,339,531
		5,359,219
Communications Equipment – 2.0%
23,840	QUALCOMM, Inc.	1,327,411

Computers & Peripherals – 5.5%
5,623	Apple, Inc. (a)	3,283,832
78,226	OCZ Technology
	Group, Inc. (a)	414,598
		3,698,430
Construction & Engineering – 1.1%
19,213	Chicago Bridge &
	Iron Company NV	729,325

Consumer Finance – 2.6%
31,917	Capital One
	Financial Corp.	1,744,583

Energy Equipment & Services – 8.0%
30,069	Ensco PLC – ADR	1,412,340
19,707	National Oilwell
	Varco, Inc.	1,269,919
20,647	Schlumberger Ltd.	1,340,197
39,478	SeaDrill Ltd.	1,402,259
		5,424,715
Food Products – 1.5%
26,829	General Mills, Inc.	1,033,990

Health Care Equipment & Supplies – 6.1%
32,540	Baxter
	International, Inc.	1,729,501
19,361	Covidien PLC	1,035,814
35,236	St. Jude
	Medical, Inc.	1,406,269
		4,171,584
Health Care Providers & Services – 2.2%
16,196	Mckesson Corp.	1,518,375

Hotels, Restaurants & Leisure – 7.0%
26,762	Las Vegas
	Sands Corp.	1,163,879
32,911	Marriott
	International, Inc.	1,290,111
18,669	Starwood Hotels
	& Resorts
	Worldwide, Inc.	990,204
24,645	Wyndham
	Worldwide Corp.	1,299,778
		4,743,972
Household Products – 2.0%
13,229	Colgate-
	Palmolive Co.	1,377,139

Insurance – 2.0%
18,117	ACE Ltd.	1,343,013

Internet Software & Services – 7.8%
47,719	eBay, Inc. (a)	2,004,675
3,390	Google, Inc. (a)	1,966,437
22,304	Netease Com,
	Inc. – ADR (a)	1,312,590
		5,283,702
Machinery – 1.1%
10,657	Chart
	Industries, Inc. (a)	732,776

Media – 14.4%
50,781	CBS Corp.	1,664,601
30,399	Discovery
	Communications,
	Inc. (a)	1,641,546
84,516	News Corp.	1,883,862
37,585	Time Warner, Inc.	1,447,023
34,563	Viacom, Inc.	1,625,152

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2012 (Unaudited)

Shares		Value
Media – 14.4% (continued)
30,060	The Walt Disney Co.	$1,457,910
		9,720,094
Multiline Retail – 1.7%
19,411	Target Corp.	1,129,526

Oil, Gas & Consumable Fuels – 3.6%
9,730	Chevron Corp.	1,026,515
46,017	Clean Energy
	Fuels Corp. (a)	713,264
21,389	Phillips 66 (a)	710,970
		2,450,749
Pharmaceuticals – 5.3%
18,323	Abbott Laboratories	1,181,284
42,505	Bristol-Myers
	Squibb Co.	1,528,054
20,152	GlaxoSmithKline
	PLC – ADR	918,327
		3,627,665
TOTAL COMMON STOCKS
(Cost $51,689,123)		58,141,006

Contracts
(100 shares per contract)
PUT OPTION PURCHASED – 0.1%

Index Option – 0.1%
40	NASDAQ 100 Index
	Expiration: July
	2012, Exercise
	Price: $2,500	41,200
TOTAL PUT OPTION
PURCHASED
(Cost $92,631)		41,200

SHORT-TERM INVESTMENT – 15.4%

Money Market Fund – 15.4%
10,430,157	Invesco Short-Term
	Treasury Portfolio –
	Institutional Class,
	0.02% (b)	10,430,157
TOTAL SHORT-TERM
INVESTMENT
(Cost $10,430,157)		10,430,157
TOTAL INVESTMENTS
IN SECURITIES – 101.4%
(Cost $62,211,911)		68,612,363
Liabilities in Excess
of Other Assets – (1.4)%		(920,387)
TOTAL NET
ASSETS – 100.0%		$67,691,976

(a)	Non-income producing security.
ADR	American Depository Receipt
(b)	7-Day Yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AT JUNE 30, 2012 (Unaudited)

ASSETS
Investments in securities, at value (cost $62,211,911) (Note 2)	$68,612,363
Receivables:
Dividends and interest	76,116
Investments sold	1,009,929
Fund shares sold	17,626
Prepaid expenses	12,589
Total assets	69,728,623

LIABILITIES
Payables:
Investment securities purchased	1,932,170
Dividend withholding tax payable	147
Fund shares redeemed	7,263
Investment advisory fees	54,660
Administration fees	7,805
Custody fees	3,292
Fund accounting fees	5,080
Transfer agent fees	4,739
Chief Compliance Officer fees	1,728
Other accrued expenses	19,763
Total liabilities	2,036,647

NET ASSETS	$67,691,976

Net asset value, offering price and redemption price per share
($67,691,976/5,463,016 shares outstanding; unlimited
number of shares authorized without par value)	$12.39

COMPONENTS OF NET ASSETS
Paid-in capital	$82,879,864
Undistributed net investment income	16,477
Accumulated net realized loss on investments and options	(21,604,817)
Net unrealized appreciation on investments and options	6,400,452
Net assets	$67,691,976

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $383 foreign withholding tax)	$514,908
Interest	675
Total investment income	515,583

EXPENSES (Note 3)
Investment advisory fees	356,402
Transfer agent fees	40,459
Administration fees	30,312
Fund accounting fees	18,193
Registration fees	14,560
Audit fees	9,866
Reports to shareholders	5,098
Custody fees	7,218
Miscellaneous expenses	6,631
Chief Compliance Officer fees	5,422
Trustee fees	2,126
Legal fees	2,232
Insurance expense	587
Total expenses	499,106
Net investment income	16,477

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND OPTIONS
Net realized gain on investments and options	3,262,692
Change in net unrealized appreciation on investments and options	2,147,642
Net realized and unrealized gain on investments and options	5,410,334
Net increase in net assets resulting from operations	$5,426,811

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$16,477	$(363,111)
Net realized gain on investments and written options	3,262,692	1,853,745
Change in net unrealized appreciation (depreciation)
on investments and written options	2,147,642	(10,053,049)
Net increase (decrease) in net assets
resulting from operations	5,426,811	(8,562,415)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(6,188,656)	(31,169,687)
Total decrease in net assets	(761,845)	(39,732,102)
NET ASSETS
Beginning of period/year	68,453,821	108,185,923
End of period/year	$67,691,976	$68,453,821
Undistributed net investment income	$16,477	$—

(a)   Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2012		Year Ended
	(Unaudited)		December 31, 2011
	Shares	Value	Shares	Value
Shares sold	191,135	$2,348,652	1,653,812	$20,735,276
Shares issued
in reinvestment
of distributions	—	—	—	—
Shares redeemed (b)	(683,222)	(8,537,308)	(4,371,116)	(51,904,963)
Net decrease	(492,087)	$(6,188,656)	(2,717,304)	$(31,169,687)

(b)   Net of redemption fees of $464 and $15,062, respectively.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding for the period/year

	Six Months
	Ended
	June 30, 2012		Year Ended December 31,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value,
beginning of period/year	$11.49		$12.47	$10.85	$7.57	$12.11	$10.43
INCOME FROM
INVESTMENT
OPERATIONS
Net investment loss	0.00	*	(0.05)	(0.05)	(0.04)	(0.02)	(0.06)
Net realized and unrealized
gain (loss) on investments
and options	0.90		(0.93)	1.67	3.32	(4.53)	2.75
Total from
investment operations	0.90		(0.98)	1.62	3.28	(4.55)	2.69
LESS DISTRIBUTIONS
From net realized gain	—		—	—	—	(0.01)	(1.01)
Return of Capital	—		—	—	— *	—	—
Total Distributions	—		—	—	—	(0.01)	(1.01)
Paid-in capital from
redemption fees (Note 2)	—	*	— *	— *	— *	0.02	— *
Net asset value,
end of period/year	$12.39		$11.49	$12.47	$10.85	$7.57	$12.11
Total return	7.83	%^	(7.86)%	14.93%	43.39%	(37.44)%	25.79%
SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$67.7		$68.5	$108.2	$111.3	$67.4	$35.3

Portfolio turnover rate	91	%^	234%	246%	336%	352%	189%

RATIO
Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed	1.40	%+	1.34%	1.37%	1.42%	1.47%	2.05%
After fees waived and
expenses absorbed	1.40	%+	1.34%	1.37%	1.42%	1.41%	1.54%
Ratio of net investment income
(loss) to average net assets
Before fees waived and
expenses absorbed	0.05	%+	(0.38)%	(0.41)%	(0.44)%	(0.26)%	(0.97)%
After fees waived and
expenses absorbed	0.05	%+	(0.38)%	(0.41)%	(0.44)%	(0.20)%	(0.46)%

*	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

Jordan Opportunity Fund (the “Fund”) is a non-diversified series of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Prior to April 30, 2009 the Fund was a series in Forum Funds.  The Fund commenced operations on January 21, 2005.  Prior to the Fund’s inception date the Fund was organized as a limited partnership managed by Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”).  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.

The investment objective of the Fund is to seek capital appreciation.  The Fund seeks to achieve its objective by investing primarily in publicly traded stocks of U.S. companies irrespective of market capitalization size.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At June 30, 2012, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$58,141,006	$—	$—	$58,141,006
Put Option Purchased	—	41,200	—	41,200
Short-Term Investment	10,430,157	—	—	10,430,157
Total Investments in Securities	$68,571,163	$41,200	$—	$68,612,363

^  See Schedule of Investments for industry breakout.

There were no transfers into or out of Levels 1 and 2 during the six months ended June 30, 2012.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

Statement of Assets and Liabilities

Fair values of Derivative Instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
	as of June 30, 2012		as of June 30, 2012
Hedging	Balance	Fair	Balance	Fair
Instruments	Sheet Location	Value	Sheet Location	Value
Equity Contracts	Investments
in securities,
	at Value	$41,200	None	$—
Total		$41,200		$—

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2012:

Change in
Unrealized
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Hedging	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income
Equity Contracts	Net Realized	$(972,795)	$18,805
and Unrealized
Gain (Loss) on
Investments
and Options

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2011, the Fund had post October losses of $1,957,063.

At December 31, 2011, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2016	$10,249,834
December 31, 2017	$12,301,771
$22,551,605

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income, if any, are declared and paid quarterly.  Capital gains on securities, if any, are declared and paid at least on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

J.
Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Windowpane Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2012 the Fund incurred $356,402 in advisory fees.

Hellman, Jordan Management Co. is the sub-advisor to the Fund.  The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

During the period, the Advisor and Sub-advisor may voluntarily waive their fees to the extent necessary to limit the Fund’s expenses to 2.00%.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at anytime.  For the six months ended June 30, 2012, no fees were waived.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the six months ended June 30, 2012, the Fund incurred $30,312 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended June 30, 2012, the Fund was allocated $5,422 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2012, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $56,034,483 and $69,455,131, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2012.

The cost of investments for federal income tax purposes at June 30, 2012 was as follows:

Cost of investments(a)	$62,618,649
Gross unrealized appreciation	7,749,656
Gross unrealized depreciation	(1,755,942)
Net unrealized appreciation	$5,993,714

(a)	The difference between book basis and tax basis unrealized appreciation was attributed primarily to the tax treatment of wash sales and mark-to-market adjustments of options.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended June 30, 2012 and the year ended December 31, 2011, there were no distributions made by the Fund.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2012 (Unaudited)

As of December 31, 2011, the components of the distributable earning on a tax basis were as follows:

Net unrealized appreciation	$3,846,072
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	3,846,072
Other accumulated losses	(24,460,712)
Total accumulated loss	$(20,614,640)

At December 31, 2011, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax treatment of wash sales and mark to market adjustment of options.

JORDAN OPPORTUNITY FUND

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7013. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ending June 30 is available without charge, upon request, by calling (800) 441-7013 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PRIVACY POLICY

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
Windowpane Advisors, LLC
550 West C Street, Suite 960
San Diego, California 92101

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Jordan Opportunity Fund
c/o U.S. Bancorp Fund
  Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-441-7013
www.jordanopportunity.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(800) 441-7013

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Jordan Opportunity FundSymbol – JORDXCUSIP – 742935182

Copyright © 2012 Jordan Opportunity Fund, JORDX June 30, 2012 Semi-Annual Report

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

 (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date                      8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date                      8/28/12

By (Signature and Title)                      /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date                      8/28/12

* Print the name and title of each signing officer under his or her signature.